Segment information (Details)	12 Months Ended
	Dec. 31, 2020 CHF (SFr) segment	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Segments
Number of segments | segment	1
Fees from sale of license rights			SFr 4,876,000
Collaborative research funding	SFr 3,612,819	SFr 2,762,830	1,167,855
Grants earned	244,298	49,405	609,212
Other service income	22,026	21,430	49,606
Revenue and other operating income	3,879,143	2,833,665	6,702,673
Long-lived assets	692,248	639,877
Operating costs	16,122,417	17,437,822	8,127,298
Capital expenditure	59,414	28,459	9,054
Switzerland
Segments
Long-lived assets	665,012	498,066
Operating costs	16,050,488	17,409,808	8,119,953
United States of America
Segments
Long-lived assets	26,847	141,420
Operating costs	64,922	21,214
France
Segments
Long-lived assets	389	391
Operating costs	7,007	6,800	7,345
Indivior PLC
Segments
Revenue and other operating income	3,612,819	2,762,830	6,043,855
The Michael J. Fox Foundation
Segments
Revenue and other operating income			609,212
Eurostars/Innosuisse
Segments
Revenue and other operating income	244,298	49,405
Other counterparties
Segments
Revenue and other operating income	SFr 22,026	SFr 21,430	SFr 49,606